Significant Accounting Policies (Details) - Schedule of Depreciation Charged on Estimated Useful Lives of Equipment	Jun. 30, 2024	Dec. 31, 2023
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	55.00%	55.00%
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20.00%	20.00%